PGIM TIPS Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 105.9%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/30	5,862	$5,649,394
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/30	185	177,289
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	4,588	4,348,638
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	4,073	3,784,386
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	07/15/29	275	268,779
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	1,487	842,855
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	656	658,629
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	1,245	1,239,289
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/32	169	160,622
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	1,315	972,863
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	969	750,107
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	784	564,651
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	4,174	4,163,491
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	196	139,629
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	800	594,998
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	364	262,300
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/33	2,858	2,776,881
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	501	504,563
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	963	949,723
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	715	593,506
U.S. Treasury Inflation Indexed Bonds, TIPS	1.500	02/15/53	2,314	1,771,938
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	5,085	5,167,181
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/34	1,924	1,931,634
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/34	734	743,594
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/35	2,722	2,732,477
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	01/15/36	629	626,568
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	04/15/29	549	566,376
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/35	3,956	4,054,886
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	373	363,148
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/54	793	698,906
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	02/15/55	36	33,648
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	3,059	3,184,463
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	515	542,521
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	80	86,032

Total Long-Term Investments (cost $51,693,740)				51,905,965

	Shares
Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $729,087)(wb)	729,087	729,087

TOTAL INVESTMENTS 107.4% (cost $52,422,827)		52,635,052
Liabilities in excess of other assets (7.4)%		(3,615,442)

Net Assets 100.0%		$49,019,610

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM TIPS Fund